UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	48	$5,143
Northrop Grumman Corp.	64	10,621
Precision Castparts Corp.	48	11,026
Spirit AeroSystems Holdings, Inc. Class A*	110	5,317

Total Aerospace & Defense		32,107

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	114	7,727

Airlines - 0.7%
Alaska Air Group, Inc.	96	7,627
Southwest Airlines Co.	226	8,597

Total Airlines		16,224

Banks - 4.9%
Bank of America Corp.	988	15,393
BB&T Corp.	152	5,411
Citizens Financial Group, Inc.	132	3,150
City National Corp.	38	3,346
Comerica, Inc.	90	3,699
East West Bancorp, Inc.	90	3,458
Fifth Third Bancorp	310	5,862
First Republic Bank	74	4,645
Huntington Bancshares, Inc.	364	3,858
KeyCorp	288	3,747
M&T Bank Corp.	40	4,878
PNC Financial Services Group, Inc. (The)	72	6,422
Regions Financial Corp.	426	3,838
Signature Bank*	28	3,852
SunTrust Banks, Inc.	112	4,283
SVB Financial Group*	28	3,235
U.S. Bancorp	226	9,268
Wells Fargo & Co.	440	22,594
Zions Bancorp	142	3,911

Total Banks		114,850

Beverages - 0.8%
Constellation Brands, Inc. Class A	74	9,265
Dr. Pepper Snapple Group, Inc.	116	9,170

Total Beverages		18,435

Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc.*	47	3,777
Incyte Corp.*	72	7,944
Intercept Pharmaceuticals, Inc.*	19	3,151
Isis Pharmaceuticals, Inc.*	98	3,961
Medivation, Inc.*	96	4,080
United Therapeutics Corp.*	46	6,037

Total Biotechnology		28,950

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	207	9,826

Capital Markets - 1.3%
Charles Schwab Corp. (The)	180	5,141
E*TRADE Financial Corp.*	122	3,212
Northern Trust Corp.	64	4,362
Raymond James Financial, Inc.	70	3,474
SEI Investments Co.	112	5,402
State Street Corp.	76	5,108
TD Ameritrade Holding Corp.	98	3,120

Total Capital Markets		29,819

Commercial Services & Supplies - 2.5%
ADT Corp. (The)	238	7,116
Cintas Corp.	82	7,031
KAR Auction Services, Inc.	198	7,029
Republic Services, Inc.	190	7,828
Rollins, Inc.	454	12,199
Waste Connections, Inc.	214	10,396
Waste Management, Inc.	160	7,970

Total Commercial Services & Supplies		59,569

Communications Equipment - 0.5%
Harris Corp.	148	10,826

Consumer Finance - 1.3%
Ally Financial, Inc.*	236	4,810
Capital One Financial Corp.	100	7,252
Discover Financial Services	138	7,174
Navient Corp.	388	4,361
Springleaf Holdings, Inc.*	72	3,148
Synchrony Financial*	126	3,944

Total Consumer Finance		30,689

Distributors - 0.3%
Genuine Parts Co.	100	8,289

Diversified Consumer Services - 0.9%
H&R Block, Inc.	258	9,340
Service Corp. International	400	10,840

Total Diversified Consumer Services		20,180

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B*	176	22,951
Leucadia National Corp.	150	3,039
Voya Financial, Inc.	90	3,489

Total Diversified Financial Services		29,479

Diversified Telecommunication Services - 4.2%
AT&T, Inc.	1,037	33,785
CenturyLink, Inc.	428	10,751
Frontier Communications Corp.	1,850	8,788
Verizon Communications, Inc.	807	35,113
Zayo Group Holdings, Inc.*	386	9,789

Total Diversified Telecommunication Services		98,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

September 30, 2015

Investments	Shares	Value
Electric Utilities - 6.6%
American Electric Power Co., Inc.	236	$13,419
Duke Energy Corp.	222	15,971
Edison International	152	9,587
Entergy Corp.	164	10,676
Eversource Energy	222	11,238
Exelon Corp.	326	9,682
FirstEnergy Corp.	270	8,454
ITC Holdings Corp.	246	8,202
NextEra Energy, Inc.	144	14,047
OGE Energy Corp.	332	9,083
Pepco Holdings, Inc.	330	7,993
Pinnacle West Capital Corp.	152	9,749
Southern Co. (The)	338	15,108
Xcel Energy, Inc.	352	12,464

Total Electric Utilities		155,673

Electrical Equipment - 0.9%
Acuity Brands, Inc.	47	8,252
Hubbell, Inc. Class B	72	6,117
SolarCity Corp.*	168	7,175

Total Electrical Equipment		21,544

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	250	10,215

Food & Staples Retailing - 2.9%
CVS Health Corp.	216	20,840
Kroger Co. (The)	252	9,090
Rite Aid Corp.*	1,144	6,944
Sysco Corp.	268	10,444
Walgreens Boots Alliance, Inc.	182	15,124
Whole Foods Market, Inc.	162	5,127

Total Food & Staples Retailing		67,569

Food Products - 3.2%
ConAgra Foods, Inc.	318	12,882
Hershey Co. (The)	104	9,555
Hormel Foods Corp.	180	11,396
J.M. Smucker Co. (The)	113	12,892
Keurig Green Mountain, Inc.	104	5,423
Kraft Heinz Co. (The)	178	12,563
Tyson Foods, Inc. Class A	240	10,344

Total Food Products		75,055

Gas Utilities - 1.4%
AGL Resources, Inc.	186	11,354
Atmos Energy Corp.	196	11,403
National Fuel Gas Co.	198	9,896

Total Gas Utilities		32,653

Health Care Providers & Services - 8.0%
Aetna, Inc.	103	11,269
AmerisourceBergen Corp.	84	7,979
Brookdale Senior Living, Inc.*	200	4,592
Cardinal Health, Inc.	118	9,065
Centene Corp.*	112	6,074
Cigna Corp.	102	13,772
Community Health Systems, Inc.*	156	6,672
DaVita HealthCare Partners, Inc.*	82	5,931
Envision Healthcare Holdings, Inc.*	324	11,920
Express Scripts Holding Co.*	200	16,192
HCA Holdings, Inc.*	104	8,046
Humana, Inc.	70	12,530
Laboratory Corp. of America Holdings*	74	8,027
McKesson Corp.	69	12,767
MEDNAX, Inc.*	80	6,143
Premier, Inc. Class A*	224	7,699
Quest Diagnostics, Inc.	108	6,639
UnitedHealth Group, Inc.	184	21,346
Universal Health Services, Inc. Class B	82	10,234

Total Health Care Providers & Services		186,897

Health Care Technology - 0.3%
Cerner Corp.*	138	8,274

Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc.*	13	9,363
Darden Restaurants, Inc.	90	6,169
Domino’s Pizza, Inc.	100	10,791
Marriott International, Inc. Class A	118	8,047

Total Hotels, Restaurants & Leisure		34,370

Household Durables - 2.3%
D.R. Horton, Inc.	402	11,803
Lennar Corp. Class A	218	10,492
NVR, Inc.*	7	10,677
PulteGroup, Inc.	604	11,398
Toll Brothers, Inc.*	252	8,628

Total Household Durables		52,998

Household Products - 0.3%
Church & Dwight Co., Inc.	98	8,222

Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.*	462	6,745
NRG Energy, Inc.	338	5,020

Total Independent Power and Renewable Electricity Producers		11,765

Insurance - 3.6%
Alleghany Corp.*	12	5,617
Allstate Corp. (The)	104	6,057
American Financial Group, Inc.	82	5,651
Cincinnati Financial Corp.	102	5,488
FNF Group	156	5,533
Hartford Financial Services Group, Inc. (The)	120	5,494
Lincoln National Corp.	98	4,651
Loews Corp.	204	7,373
Principal Financial Group, Inc.	154	7,290
Progressive Corp. (The)	252	7,721
Torchmark Corp.	78	4,399
Travelers Cos., Inc. (The)	80	7,962
Unum Group	174	5,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

September 30, 2015

Investments	Shares	Value
W.R. Berkley Corp.	96	$5,220

Total Insurance		84,038

Internet Software & Services - 0.6%
CoStar Group, Inc.*	30	5,192
Zillow Group, Inc. Class A*	108	3,103
Zillow Group, Inc. Class C*	216	5,832

Total Internet Software & Services		14,127

IT Services - 3.0%
Automatic Data Processing, Inc.	168	13,500
Broadridge Financial Solutions, Inc.	214	11,845
Fiserv, Inc.*	144	12,472
Jack Henry & Associates, Inc.	160	11,138
Paychex, Inc.	208	9,907
Vantiv, Inc. Class A*	268	12,038

Total IT Services		70,900

Media - 5.3%
Cablevision Systems Corp. Class A	454	14,741
CBS Corp. Class B Non-Voting Shares	198	7,900
Charter Communications, Inc. Class A*	58	10,199
Comcast Corp. Class A	466	26,506
DISH Network Corp. Class A*	122	7,118
Gannett Co., Inc.	162	2,386
Liberty Media Corp. Class C*	302	10,407
Madison Square Garden Co. (The) Class A*	84	6,060
Scripps Networks Interactive, Inc. Class A	102	5,017
Sirius XM Holdings, Inc.*	2,474	9,253
TEGNA, Inc.	322	7,210
Time Warner Cable, Inc.	72	12,915
Tribune Media Co. Class A	102	3,631

Total Media		123,343

Multi-Utilities - 5.9%
Alliant Energy Corp.	180	10,528
Ameren Corp.	232	9,807
CenterPoint Energy, Inc.	382	6,891
CMS Energy Corp.	334	11,797
Consolidated Edison, Inc.	186	12,434
Dominion Resources, Inc.	222	15,624
DTE Energy Co.	146	11,734
NiSource, Inc.	276	5,120
PG&E Corp.	202	10,666
Public Service Enterprise Group, Inc.	250	10,540
SCANA Corp.	214	12,040
WEC Energy Group, Inc.	428	22,350

Total Multi-Utilities		139,531

Multiline Retail - 2.2%
Dillard’s, Inc. Class A	54	4,719
Dollar General Corp.	112	8,113
Dollar Tree, Inc.*	112	7,466
Kohl’s Corp.	130	6,020
Macy’s, Inc.	137	7,031
Nordstrom, Inc.	96	6,884
Target Corp.	146	11,485

Total Multiline Retail		51,718

Oil, Gas & Consumable Fuels - 0.2%
Columbia Pipeline Group, Inc.	261	4,774

Professional Services - 0.4%
Verisk Analytics, Inc.*	122	9,017

Real Estate Investment Trusts (REITs) - 12.3%
Alexandria Real Estate Equities, Inc.	64	5,419
American Capital Agency Corp.	392	7,330
Annaly Capital Management, Inc.	782	7,718
Apartment Investment & Management Co. Class A	184	6,812
AvalonBay Communities, Inc.	56	9,790
Boston Properties, Inc.	68	8,051
Brixmor Property Group, Inc.	314	7,373
Camden Property Trust	102	7,538
Care Capital Properties, Inc.	30	988
Crown Castle International Corp.	84	6,625
DDR Corp.	416	6,398
Duke Realty Corp.	420	8,001
Equity Residential	130	9,766
Essex Property Trust, Inc.	36	8,043
Extra Space Storage, Inc.	108	8,333
Federal Realty Investment Trust	58	7,914
General Growth Properties, Inc.	250	6,492
HCP, Inc.	236	8,791
Host Hotels & Resorts, Inc.	418	6,609
Kilroy Realty Corp.	104	6,777
Kimco Realty Corp.	302	7,378
Lamar Advertising Co. Class A	96	5,009
Liberty Property Trust	206	6,491
Macerich Co. (The)	46	3,534
Mid-America Apartment Communities, Inc.	96	7,860
National Retail Properties, Inc.	204	7,399
NorthStar Realty Finance Corp.	356	4,397
Omega Healthcare Investors, Inc.	216	7,592
Plum Creek Timber Co., Inc.	186	7,349
Public Storage	50	10,581
Realty Income Corp.	166	7,867
Regency Centers Corp.	116	7,209
Simon Property Group, Inc.	66	12,126
SL Green Realty Corp.	70	7,571
Starwood Property Trust, Inc.	278	5,705
UDR, Inc.	228	7,861
Ventas, Inc.	122	6,839
VEREIT, Inc.	600	4,632
Vornado Realty Trust	92	8,319
Welltower, Inc.	128	8,668

Total Real Estate Investment Trusts (REITs)		289,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

September 30, 2015

Investments	Shares	Value
Real Estate Management & Development - 0.4%
Howard Hughes Corp. (The)*	44	$5,049
Realogy Holdings Corp.*	92	3,462

Total Real Estate Management & Development		8,511

Road & Rail - 2.9%
AMERCO	24	9,443
CSX Corp.	448	12,051
JB Hunt Transport Services, Inc.	84	5,998
Norfolk Southern Corp.	123	9,397
Old Dominion Freight Line, Inc.*	106	6,466
Ryder System, Inc.	108	7,997
Union Pacific Corp.	176	15,560

Total Road & Rail		66,912

Semiconductors & Semiconductor Equipment - 0.3%
First Solar, Inc.*	156	6,669

Software - 0.8%
Intuit, Inc.	100	8,875
Workday, Inc. Class A*	132	9,090

Total Software		17,965

Specialty Retail - 6.5%
Advance Auto Parts, Inc.	44	8,339
AutoNation, Inc.*	114	6,633
AutoZone, Inc.*	13	9,410
Bed Bath & Beyond, Inc.*	102	5,816
Best Buy Co., Inc.	188	6,979
CarMax, Inc.*	172	10,203
Dick’s Sporting Goods, Inc.	122	6,052
Home Depot, Inc. (The)	226	26,101
L Brands, Inc.	100	9,013
Lowe’s Cos., Inc.	221	15,231
Michaels Cos., Inc. (The)*	244	5,636
O’Reilly Automotive, Inc.*	44	11,000
Ross Stores, Inc.	174	8,434
Tractor Supply Co.	82	6,914
Ulta Salon Cosmetics & Fragrance, Inc.*	42	6,861
Urban Outfitters, Inc.*	156	4,583
Williams-Sonoma, Inc.	80	6,108

Total Specialty Retail		153,313

Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	80	7,251
Hanesbrands, Inc.	420	12,155
Under Armour, Inc. Class A*	104	10,065

Total Textiles, Apparel & Luxury Goods		29,471

Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	246	4,443

Tobacco - 1.8%
Altria Group, Inc.	408	22,195
Reynolds American, Inc.	444	19,656

Total Tobacco		41,851

Trading Companies & Distributors - 0.8%
Fastenal Co.	174	6,370
HD Supply Holdings, Inc.*	194	5,552
United Rentals, Inc.*	98	5,885

Total Trading Companies & Distributors		17,807

Water Utilities - 0.6%
American Water Works Co., Inc.	264	14,541

Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A*	100	10,474

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,495,775)		2,338,991
Cash and Other Assets in Excess of Liabilities - 0.2%		4,885

NET ASSETS - 100.0%		$2,343,876

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%
Aerospace & Defense - 2.2%
B/E Aerospace, Inc.	124	$5,444
Boeing Co. (The)	140	18,333
Honeywell International, Inc.	125	11,836
United Technologies Corp.	151	13,437

Total Aerospace & Defense		49,050

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	238	11,198

Airlines - 0.6%
United Continental Holdings, Inc.*	265	14,058

Auto Components - 1.7%
BorgWarner, Inc.	112	4,658
Gentex Corp.	489	7,579
Goodyear Tire & Rubber Co. (The)	314	9,210
Johnson Controls, Inc.	192	7,941
Lear Corp.	70	7,615

Total Auto Components		37,003

Automobiles - 0.9%
Ford Motor Co.	681	9,241
Tesla Motors, Inc.*	44	10,930

Total Automobiles		20,171

Banks - 1.3%
CIT Group, Inc.	195	7,806
Citigroup, Inc.	435	21,580

Total Banks		29,386

Beverages - 2.6%
Brown-Forman Corp. Class B	80	7,752
Coca-Cola Co. (The)	405	16,249
Coca-Cola Enterprises, Inc.	130	6,285
Molson Coors Brewing Co. Class B	148	12,287
PepsiCo, Inc.	157	14,805

Total Beverages		57,378

Biotechnology - 3.8%
AbbVie, Inc.	261	14,201
Alexion Pharmaceuticals, Inc.*	90	14,075
Baxalta, Inc.	207	6,523
BioMarin Pharmaceutical, Inc.*	113	11,901
Celgene Corp.*	161	17,415
OPKO Health, Inc.*	710	5,971
Puma Biotechnology, Inc.*	54	4,070
Regeneron Pharmaceuticals, Inc.*	24	11,163

Total Biotechnology		85,319

Capital Markets - 2.3%
BlackRock, Inc.	32	9,519
Franklin Resources, Inc.	208	7,750
Goldman Sachs Group, Inc. (The)	75	13,032
Morgan Stanley	392	12,348
T. Rowe Price Group, Inc.	110	7,645

Total Capital Markets		50,294

Chemicals - 7.2%
Air Products & Chemicals, Inc.	81	10,334
Albemarle Corp.	124	5,468
Ashland, Inc.	55	5,534
Celanese Corp. Series A	98	5,799
Chemours Co. (The)	50	324
Dow Chemical Co. (The)	194	8,226
E.I. du Pont de Nemours & Co.	253	12,195
Eastman Chemical Co.	102	6,601
Ecolab, Inc.	99	10,862
FMC Corp.	169	5,731
Huntsman Corp.	356	3,450
International Flavors & Fragrances, Inc.	58	5,989
Monsanto Co.	93	7,937
Mosaic Co. (The)	168	5,226
NewMarket Corp.	22	7,854
Platform Specialty Products Corp.*	354	4,478
PPG Industries, Inc.	96	8,418
Praxair, Inc.	80	8,149
RPM International, Inc.	197	8,252
Sigma-Aldrich Corp.	96	13,336
Valspar Corp. (The)	132	9,488
W.R. Grace & Co.*	70	6,514

Total Chemicals		160,165

Communications Equipment - 2.4%
Cisco Systems, Inc.	477	12,521
CommScope Holding Co., Inc.*	320	9,610
F5 Networks, Inc.*	46	5,327
Juniper Networks, Inc.	361	9,281
Motorola Solutions, Inc.	133	9,095
QUALCOMM, Inc.	144	7,737

Total Communications Equipment		53,571

Construction & Engineering - 0.5%
Fluor Corp.	137	5,802
Jacobs Engineering Group, Inc.*	160	5,989

Total Construction & Engineering		11,791

Containers & Packaging - 1.4%
Avery Dennison Corp.	153	8,655
Ball Corp.	85	5,287
Crown Holdings, Inc.*	100	4,575
Sealed Air Corp.	245	11,486

Total Containers & Packaging		30,003

Diversified Financial Services - 1.5%
CME Group, Inc.	147	13,633
McGraw Hill Financial, Inc.	86	7,439
Moody’s Corp.	58	5,695
MSCI, Inc.	98	5,827

Total Diversified Financial Services		32,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

September 30, 2015

Investments	Shares	Value
Electrical Equipment - 1.0%
AMETEK, Inc.	171	$8,947
Emerson Electric Co.	163	7,200
Rockwell Automation, Inc.	63	6,392

Total Electrical Equipment		22,539

Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp. Class A	183	9,326
Arrow Electronics, Inc.*	80	4,422
Avnet, Inc.	152	6,487
Corning, Inc.	393	6,728
Keysight Technologies, Inc.*	176	5,428
Trimble Navigation Ltd.*	278	4,565

Total Electronic Equipment, Instruments & Components		36,956

Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	116	6,037
Cameron International Corp.*	125	7,665
FMC Technologies, Inc.*	156	4,836
Halliburton Co.	180	6,363
National Oilwell Varco, Inc.	148	5,572
Oceaneering International, Inc.	146	5,735

Total Energy Equipment & Services		36,208

Food Products - 2.1%
Archer-Daniels-Midland Co.	235	9,741
Hain Celestial Group, Inc. (The)*	159	8,204
Ingredion, Inc.	72	6,286
McCormick & Co., Inc. Non-Voting Shares	97	7,972
Mead Johnson Nutrition Co.	68	4,787
Mondelez International, Inc. Class A	239	10,007

Total Food Products		46,997

Health Care Equipment & Supplies - 6.6%
Abbott Laboratories	319	12,830
Baxter International, Inc.	210	6,899
Becton, Dickinson and Co.	59	7,827
Boston Scientific Corp.*	501	8,221
Cooper Cos., Inc. (The)	72	10,718
DENTSPLY International, Inc.	172	8,698
DexCom, Inc.*	173	14,854
Edwards Lifesciences Corp.*	78	11,089
IDEXX Laboratories, Inc.*	114	8,465
ResMed, Inc.	207	10,549
Sirona Dental Systems, Inc.*	95	8,867
St. Jude Medical, Inc.	167	10,536
Teleflex, Inc.	61	7,577
Varian Medical Systems, Inc.*	145	10,698
Zimmer Biomet Holdings, Inc.	84	7,890

Total Health Care Equipment & Supplies		145,718

Health Care Providers & Services - 0.4%
Anthem, Inc.	66	9,240

Health Care Technology - 0.2%
IMS Health Holdings, Inc.*	170	4,947

Hotels, Restaurants & Leisure - 1.9%
Las Vegas Sands Corp.	140	5,316
McDonald’s Corp.	192	18,918
Starwood Hotels & Resorts Worldwide, Inc.	110	7,313
Wynn Resorts Ltd.	74	3,931
Yum! Brands, Inc.	92	7,355

Total Hotels, Restaurants & Leisure		42,833

Household Durables - 1.0%
GoPro, Inc. Class A*	162	5,058
Harman International Industries, Inc.	103	9,887
Whirlpool Corp.	44	6,479

Total Household Durables		21,424

Household Products - 1.7%
Colgate-Palmolive Co.	154	9,773
Energizer Holdings, Inc.	44	1,703
Kimberly-Clark Corp.	72	7,851
Procter & Gamble Co. (The)	270	19,424

Total Household Products		38,751

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	408	3,994

Industrial Conglomerates - 2.6%
3M Co.	114	16,162
Danaher Corp.	140	11,929
General Electric Co.	1,183	29,835

Total Industrial Conglomerates		57,926

Insurance - 1.9%
Aflac, Inc.	124	7,208
CNA Financial Corp.	177	6,183
Marsh & McLennan Cos., Inc.	166	8,668
Prudential Financial, Inc.	133	10,136
Reinsurance Group of America, Inc.	119	10,780

Total Insurance		42,975

Internet & Catalog Retail - 2.5%
Amazon.com, Inc.*	48	24,571
Expedia, Inc.	105	12,356
Priceline Group, Inc. (The)*	10	12,368
TripAdvisor, Inc.*	84	5,294

Total Internet & Catalog Retail		54,589

Internet Software & Services - 1.8%
eBay, Inc.*	208	5,083
Facebook, Inc. Class A*	190	17,081
Google, Inc. Class A*	29	18,513

Total Internet Software & Services		40,677

IT Services - 4.3%
Computer Sciences Corp.	98	6,015
FleetCor Technologies, Inc.*	43	5,918
Gartner, Inc.*	108	9,064
Global Payments, Inc.	72	8,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

September 30, 2015

Investments	Shares	Value
International Business Machines Corp.	76	$11,018
MasterCard, Inc. Class A	140	12,617
PayPal Holdings, Inc.*	211	6,549
Sabre Corp.	303	8,236
Teradata Corp.*	206	5,966
Visa, Inc. Class A	249	17,345
Western Union Co. (The)	234	4,296

Total IT Services		95,285

Leisure Products - 0.6%
Hasbro, Inc.	90	6,493
Mattel, Inc.	302	6,360

Total Leisure Products		12,853

Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	174	5,973
Illumina, Inc.*	46	8,088
Mettler-Toledo International, Inc.*	38	10,820
PerkinElmer, Inc.	170	7,813
Quintiles Transnational Holdings, Inc.*	150	10,435
Thermo Fisher Scientific, Inc.	82	10,027
Waters Corp.*	79	9,339

Total Life Sciences Tools & Services		62,495

Machinery - 5.1%
Caterpillar, Inc.	104	6,797
Colfax Corp.*	116	3,470
Cummins, Inc.	94	10,206
Deere & Co.	147	10,878
Donaldson Co., Inc.	248	6,964
Dover Corp.	96	5,489
Flowserve Corp.	118	4,855
IDEX Corp.	84	5,989
Illinois Tool Works, Inc.	125	10,289
Lincoln Electric Holdings, Inc.	121	6,344
PACCAR, Inc.	134	6,991
Parker-Hannifin Corp.	76	7,395
Stanley Black & Decker, Inc.	100	9,698
WABCO Holdings, Inc.*	52	5,451
Wabtec Corp.	82	7,220
Xylem, Inc.	172	5,650

Total Machinery		113,686

Media - 1.6%
Discovery Communications, Inc. Class C*	345	8,380
Interpublic Group of Cos., Inc. (The)	330	6,313
News Corp. Class A	450	5,679
Omnicom Group, Inc.	94	6,195
Twenty-First Century Fox, Inc. Class A	329	8,876

Total Media		35,443

Metals & Mining - 0.5%
Alcoa, Inc.	714	6,897
Freeport-McMoRan, Inc.	334	3,237

Total Metals & Mining		10,134

Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.	150	5,874
Chevron Corp.	197	15,540
ConocoPhillips	192	9,208
Exxon Mobil Corp.	375	27,881
Hess Corp.	114	5,707
Murphy Oil Corp.	134	3,243
Spectra Energy Corp.	200	5,254

Total Oil, Gas & Consumable Fuels		72,707

Personal Products - 0.7%
Coty, Inc. Class A	230	6,224
Edgewell Personal Care Co.	44	3,590
Estee Lauder Cos., Inc. (The) Class A	74	5,970

Total Personal Products		15,784

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	321	19,003
Eli Lilly & Co.	209	17,491
Johnson & Johnson	286	26,698
Merck & Co., Inc.	335	16,546
Pfizer, Inc.	686	21,547
Zoetis, Inc.	241	9,925

Total Pharmaceuticals		111,210

Professional Services - 1.3%
IHS, Inc. Class A*	47	5,452
ManpowerGroup, Inc.	150	12,284
Towers Watson & Co. Class A	103	12,090

Total Professional Services		29,826

Real Estate Investment Trusts (REITs) - 0.4%
Equinix, Inc.	30	8,202

Real Estate Management & Development - 0.4%
CBRE Group, Inc. Class A*	148	4,736
Jones Lang LaSalle, Inc.	34	4,888

Total Real Estate Management & Development		9,624

Road & Rail - 0.5%
Kansas City Southern	117	10,633

Semiconductors & Semiconductor Equipment - 5.7%
Altera Corp.	115	5,759
Analog Devices, Inc.	108	6,092
Applied Materials, Inc.	456	6,699
Broadcom Corp. Class A	172	8,846
Intel Corp.	390	11,755
KLA-Tencor Corp.	82	4,100
Lam Research Corp.	106	6,925
Linear Technology Corp.	175	7,061
Maxim Integrated Products, Inc.	293	9,786
Microchip Technology, Inc.	198	8,532
Micron Technology, Inc.*	356	5,333
NVIDIA Corp.	433	10,673
ON Semiconductor Corp.*	692	6,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

September 30, 2015

Investments	Shares	Value
Qorvo, Inc.*	104	$4,685
Skyworks Solutions, Inc.	99	8,337
SunEdison, Inc.*	66	474
Texas Instruments, Inc.	194	9,607
Xilinx, Inc.	112	4,749

Total Semiconductors & Semiconductor Equipment		125,918

Software - 6.1%
Activision Blizzard, Inc.	278	8,587
Adobe Systems, Inc.*	112	9,209
ANSYS, Inc.*	67	5,905
Autodesk, Inc.*	146	6,444
CA, Inc.	164	4,477
Cadence Design Systems, Inc.*	464	9,596
Citrix Systems, Inc.*	88	6,097
Electronic Arts, Inc.*	144	9,756
Fortinet, Inc.*	144	6,117
Microsoft Corp.	547	24,210
Oracle Corp.	318	11,486
Red Hat, Inc.*	86	6,182
ServiceNow, Inc.*	133	9,237
Symantec Corp.	268	5,218
Synopsys, Inc.*	177	8,174
VMware, Inc. Class A*	62	4,885

Total Software		135,580

Specialty Retail - 0.5%
Tiffany & Co.	130	10,039

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	369	40,701
EMC Corp.	258	6,233
Hewlett-Packard Co.	246	6,300
NetApp, Inc.	190	5,624
SanDisk Corp.	146	7,932
Western Digital Corp.	56	4,449

Total Technology Hardware, Storage & Peripherals		71,239

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	140	17,216
PVH Corp.	89	9,072

Total Textiles, Apparel & Luxury Goods		26,288

Tobacco - 0.6%
Philip Morris International, Inc.	173	13,724

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,497,298)		2,218,425
Cash and Other Assets in Excess of Liabilities - 0.1%		2,563

NET ASSETS - 100.0%		$2,220,988

*	Non-income producing security.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2015, the Trust offered 79 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Strong Dollar U.S. Equity Fund (“Strong Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Weak Dollar U.S. Equity Fund (“Weak Dollar U.S. Equity Fund”)	July 21, 2015

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing each Fund’s assets:

Strong Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,338,991	$—	$—

Weak Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,218,425	$—	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry.

There were no Level 3 securities at or during the period ended September 30, 2015.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended September 30, 2015.

Notes to Schedule of Investments (unaudited)(continued)

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date.

3. FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Strong Dollar U.S. Equity Fund	$2,495,775	$42,648	$(199,432)	$(156,784)

Weak Dollar U.S. Equity Fund	2,497,298	17,831	(296,704)	(278,873)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	November 20, 2015

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	November 20, 2015

* Print the name and title of each signing officer under his or her signature.